UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-21761

Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Address of principal executive offices) (Zip code)

Kevin Keeley

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-786-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

Semiannual Report

March 31, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.keeleyfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-422-3554 or send an email request to info@keeleyteton.com.

KEELEY FUNDS

(Unaudited)

	Class A Shares						Class I Shares
	Average Annual Returns — March 31, 2023(a)(b)						Average Annual Returns — March 31, 2023(a)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimbursements
KEELEY Small Cap
Dividend Value Fund	(9.01)%	4.01%	6.16%	9.38%	1.48%	1.29%	(4.56)%	5.23%	6.91%	10.30%	1.23%	1.04%
KEELEY Small-Mid Cap
Value Fund	(9.89)	3.43	5.92	6.49	1.75	1.45	(5.43)	4.65	6.68	7.07	1.50	1.20
KEELEY Mid Cap
Dividend Value Fund	(8.04)	4.89	8.08	10.83	1.40	1.20	(3.43)	6.14	8.86	11.55	1.15	0.95

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.keeleyfunds.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.keeleyfunds.com. The prospectuses contain expense reimbursement information and should be read carefully before investing. The gross expense ratios and expense ratios after Adviser reimbursements are from the current prospectus dated January 27, 2023. The contractual reimbursements are in effect through February 28, 2024.

(b)	Includes the effect of the maximum 4.50% sales charge at the beginning of the period.

Inception Dates
	Class A Shares	Class I Shares
KEELEY Small Cap Dividend Value Fund	12/01/09	12/01/09
KEELEY Small-Mid Cap Value Fund	08/15/07	08/15/07
KEELEY Mid Cap Dividend Value Fund	10/03/11	10/03/11

The KEELEY Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.keeleyfunds.com or by calling the Funds at 800-422-3554. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-422-3554; (ii) writing to The KEELEY Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

KEELEY Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2022 through March 31, 2023

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Table

	Actual Fund Return					Hypothetical 5% Return
	Beginning	Ending	Annualized	Expenses	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During	Account Value	Account Value	Expense	Paid During
	10/01/22	03/31/23	Ratio	Period*	10/01/22	03/31/23	Ratio	Period*

KEELEY Small Cap Dividend Value Fund
Class A	$1,000.00	$1,138.70	1.29%	$6.88	$1,000.00	$1,018.50	1.29%	$6.49
Class I	$1,000.00	$1,140.10	1.04%	$5.55	$1,000.00	$1,019.75	1.04%	$5.24
KEELEY Small-Mid Cap Value Fund
Class A	$1,000.00	$1,165.30	1.39%	$7.50	$1,000.00	$1,018.00	1.39%	$6.99
Class I	$1,000.00	$1,166.80	1.14%	$6.16	$1,000.00	$1,019.25	1.14%	$5.74
KEELEY Mid Cap Dividend Value Fund
Class A	$1,000.00	$1,137.90	1.20%	$6.40	$1,000.00	$1,018.95	1.20%	$6.04
Class I	$1,000.00	$1,139.60	0.95%	$5.07	$1,000.00	$1,020.19	0.95%	$4.78

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2023:

KEELEY Small Cap Dividend Value Fund

Financial Services	16.3%	Equipment and Supplies	1.6%
Energy and Utilities	13.8%	Consumer Services	1.6%
Banking	12.6%	Short Term Investment	1.4%
Diversified Industrial	11.7%	Automotive	1.3%
Health Care	10.6%	Electronics	1.3%
Business Services	7.2%	Hotels and Gaming	1.2%
Consumer Products	5.0%	Metals and Mining	1.2%
Retail	4.2%	Paper and Forest Products	1.0%
Building and Construction	3.3%	Other Assets and Liabilities (Net)	0.3%
Computer Software and Services	2.6%		100.0%
Broadcasting	1.8%

KEELEY Small-Mid Cap Value Fund

Financial Services	15.2%	Short Term Investment	3.7%
Energy and Utilities	13.0%	Specialty Chemicals	2.9%
Health Care	12.1%	Food and Beverage	2.7%
Diversified Industrial	10.4%	Communication Services	2.6%
Building and Construction	6.6%	Banking	2.3%
Consumer Products	6.5%	Broadcasting	1.4%
Business Services	6.2%	Metals and Mining	1.2%
Computer Software and Services	4.5%	Containers and Packaging	0.7%
Hotels and Gaming	3.9%	Other Assets and Liabilities (Net)	0.3%
Retail	3.8%		100.0%

KEELEY Mid Cap Dividend Value Fund

Financial Services	15.3%	Machinery	3.3%
Energy and Utilities	14.6%	Computer Software and Services	2.7%
Diversified Industrial	8.6%	Automotive: Parts and Accessories	2.5%
Health Care	8.4%	Metals and Mining	1.6%
Retail	5.4%	Consumer Services	1.4%
Specialty Chemicals	5.3%	Broadcasting	1.3%
Business Services	5.1%	Short Term Investment	1.2%
Electronics	4.6%	Equipment and Supplies	1.2%
Building and Construction	4.5%	Containers and Packaging	0.7%
Consumer Products	4.1%	Real Estate	0.6%
Food and Beverage	3.9%	Other Assets and Liabilities (Net)	0.1%
Hotels and Gaming	3.6%		100.0%

KEELEY Small Cap Dividend Value Fund

Schedule of Investments—March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.3%
	Automotive — 1.3%
109,382	Standard Motor Products Inc.	$4,045,554	$4,037,290

	Banking — 12.6%
115,432	Atlantic Union Bankshares Corp.	3,635,869	4,045,892
156,750	Cadence Bank	2,332,774	3,254,130
58,126	Cambridge Bancorp	5,055,613	3,767,146
166,005	Columbia Banking System Inc.	5,253,244	3,555,827
112,880	First Bancorp/Southern Pines NC	2,316,810	4,009,498
83,272	Independent Bank Group Inc.	4,105,931	3,859,657
161,009	OceanFirst Financial Corp.	3,845,236	2,975,446
141,630	South Plains Financial Inc.	3,275,863	3,032,298
85,413	The Bank of NT Butterfield & Son Ltd.	2,856,822	2,306,151
123,056	Timberland Bancorp Inc.	3,537,173	3,324,973
50,688	Wintrust Financial Corp.	2,708,296	3,697,690
		38,923,631	37,828,708
	Broadcasting — 1.8%
31,820	Nexstar Media Group Inc.	1,453,949	5,494,041

	Building and Construction — 3.3%
107,355	KB Home	2,460,039	4,313,524
221,072	Primoris Services Corp.	3,930,004	5,451,635
		6,390,043	9,765,159
	Business Services — 7.2%
122,210	ABM Industries Inc.	6,018,135	5,492,117
4,608	Cass Information Systems Inc.	179,896	199,573
112,876	EVERTEC Inc.	3,946,404	3,809,565
205,680	Heartland Express Inc.	2,957,278	3,274,426
232,382	Outfront Media Inc., REIT	5,883,674	3,771,560
151,781	STAG Industrial Inc., REIT	4,151,230	5,133,233
		23,136,617	21,680,474
	Computer Software and Services — 2.6%
93,372	Progress Software Corp.	4,318,106	5,364,221
68,457	TTEC Holdings Inc.	4,278,746	2,548,654
		8,596,852	7,912,875
	Consumer Products — 5.0%
124,352	Kontoor Brands Inc.	2,991,410	6,017,393
89,229	Nu Skin Enterprises Inc., Cl. A	4,850,337	3,507,592
84,328	Spectrum Brands Holdings Inc.	4,735,702	5,584,200
		12,577,449	15,109,185
	Consumer Services — 1.6%
116,264	National Storage Affiliates Trust, REIT	3,674,310	4,857,510

	Diversified Industrial — 11.7%
37,102	EnPro Industries Inc.	3,695,946	3,854,527
81,386	Esab Corp.	3,599,635	4,807,471
151,510	Griffon Corp.	3,673,687	4,849,835
133,090	Hillenbrand Inc.	2,667,101	6,325,768
57,956	Maxar Technologies Inc.	1,532,948	2,959,233
83,515	Olin Corp.	1,114,789	4,635,082
Shares		Cost	Market Value

91,152	Spirit AeroSystems Holdings Inc., Cl. A	$3,947,444	$3,147,479
98,954	VSE Corp.	4,197,798	4,443,035
		24,429,348	35,022,430
	Electronics — 1.3%
46,068	Dolby Laboratories Inc., Cl. A	3,076,922	3,935,129

	Energy and Utilities — 13.8%
73,744	ALLETE Inc.	3,000,764	4,746,901
124,656	Argan Inc.	5,073,144	5,044,828
190,660	Atlantica Sustainable Infrastructure plc	3,154,014	5,635,910
61,011	Black Hills Corp.	3,459,073	3,849,794
149,222	ChampionX Corp.	3,290,406	4,048,393
30,475	Chord Energy Corp.	1,810,089	4,101,935
71,157	International Seaways Inc.	1,294,751	2,965,824
324,485	Primo Water Corp.	4,168,213	4,980,845
429,429	TechnipFMC plc†	2,881,390	5,861,706
		28,131,844	41,236,136
	Equipment and Supplies — 1.6%
660,466	Ardagh Metal Packaging SA	3,080,360	2,694,701
53,433	Cactus Inc., Cl. A	1,410,203	2,203,043
		4,490,563	4,897,744
	Financial Services — 16.3%
128,487	Air Lease Corp.	3,487,428	5,058,533
267,172	Alpine Income Property Trust Inc., REIT	4,720,721	4,496,505
161,395	Brightsphere Investment Group Inc.	1,672,293	3,805,694
173,895	Enact Holdings Inc.	3,434,652	3,975,240
329,234	Global Net Lease Inc., REIT	4,420,432	4,233,949
159,040	James River Group Holdings Ltd.	4,766,438	3,284,176
230,269	Macatawa Bank Corp.	2,366,450	2,353,349
135,643	Pacific Premier Bancorp Inc.	2,776,722	3,258,145
189,101	Silvercrest Asset Management Group Inc., Cl. A	2,054,827	3,437,856
55,272	SouthState Corp.	4,824,198	3,938,683
95,580	Synovus Financial Corp.	2,276,158	2,946,731
147,528	Victory Capital Holdings Inc., Cl. A	4,918,769	4,318,145
189,123	Virtu Financial Inc., Cl. A	4,334,030	3,574,425
		46,053,118	48,681,431
	Health Care — 10.6%
262,159	CareTrust REIT Inc.	3,168,615	5,133,073
8,925	Chemed Corp.	3,306,381	4,799,419
126,944	Embecta Corp.	3,799,635	3,569,665
345,920	Global Medical REIT Inc.	3,651,245	3,151,331
132,490	Perrigo Co. plc	5,916,589	4,752,416
124,686	Premier Inc., Cl. A	4,205,728	4,036,086
64,422	The Ensign Group Inc.	1,134,805	6,154,878
		25,182,998	31,596,868
	Hotels and Gaming — 1.2%
26,162	Marriott Vacations Worldwide Corp.	2,437,199	3,528,207

See accompanying notes to financial statements.

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued)—March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 1.2%
46,121	Kaiser Aluminum Corp.	$1,470,730	$3,442,010

	Paper and Forest Products — 1.0%
298,814	Mercer International Inc.	3,447,317	2,920,907

	Retail — 4.2%
49,630	Jack in the Box Inc.	3,873,922	4,347,092
29,034	Penske Automotive Group Inc.	511,413	4,117,311
157,867	Shoe Carnival Inc.	3,803,007	4,049,289
		8,188,342	12,513,692

	TOTAL COMMON STOCKS	245,706,786	294,459,796
Shares		Cost	Market Value
	SHORT TERM INVESTMENT — 1.4%
	Other Investment Companies — 1.4%
4,123,031	Fidelity Government Portfolio, Cl. I, 4.720%*	$4,123,031	$4,123,031

	TOTAL INVESTMENTS — 99.7%	$249,829,817	298,582,827

	Other Assets and Liabilities (Net) — 0.3%		773,089

	NET ASSETS — 100.0%		$299,355,916

*	1 day yield as of March 31, 2023.

†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments—March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.0%
	Banking — 2.3%
14,054	Columbia Banking System Inc.	$413,215	$301,037
5,082	Wintrust Financial Corp.	241,228	370,732
		654,443	671,769
	Broadcasting — 1.4%
2,314	Nexstar Media Group Inc.	121,418	399,535

	Building and Construction — 6.6%
8,002	Fortune Brands Innovations Inc.	171,665	469,957
3,167	Masterbrand Inc.†	17,203	25,463
14,968	Summit Materials Inc., Cl. A†	491,279	426,438
5,658	The Howard Hughes Corp.†	458,008	452,640
21,156	Tri Pointe Homes Inc.†	241,604	535,670
		1,379,759	1,910,168
	Business Services — 6.2%
4,096	Lamar Advertising Co., Cl. A, REIT	183,048	409,150
22,112	Outfront Media Inc., REIT	364,416	358,878
15,404	Vontier Corp.	440,147	421,145
3,262	WEX Inc.†	130,819	599,849
		1,118,430	1,789,022
	Communication Services — 2.6%
18,106	RXO Inc.†	338,904	355,602
5,290	Ziff Davis Inc.†	541,897	412,884
		880,801	768,486
	Computer Software and Services — 4.5%
3,767	Black Knight Inc.†	102,955	216,828
28,465	N-able Inc.†	386,318	375,738
4,072	TD SYNNEX Corp.	343,652	394,129
8,390	Verint Systems Inc.†	163,735	312,444
		996,660	1,299,139
	Consumer Products — 6.5%
5,036	Brunswick Corp.	261,916	412,952
10,328	Kontoor Brands Inc.	170,135	499,772
4,862	PVH Corp.	350,141	433,496
8,378	Spectrum Brands Holdings Inc.	445,930	554,791
		1,228,122	1,901,011
	Containers and Packaging — 0.7%
49,877	Ardagh Metal Packaging SA	226,671	203,498

	Diversified Industrial — 10.4%
1,764	Chart Industries Inc.†	65,696	221,206
5,208	Crane Holdings Co.	493,026	591,108
6,970	Esab Corp.	356,077	411,718
9,534	GXO Logistics Inc.†	524,494	481,086
3,478	Hillenbrand Inc.	159,900	165,309
3,685	ITT Inc.	65,798	318,015
14,887	nVent Electric plc	363,006	639,248
5,706	XPO Inc.†	184,275	182,021
		2,212,272	3,009,711
	Energy and Utilities — 13.0%
17,076	Atlantica Sustainable Infrastructure plc	497,129	504,767
12,262	ChampionX Corp.	199,544	332,668
3,708	Chesapeake Energy Corp.	187,009	281,956
2,478	Chord Energy Corp.	146,636	333,539
Shares		Cost	Market Value

3,504	Evergy Inc.	$187,993	$214,165
6,544	International Seaways Inc.	79,390	272,754
15,526	MDU Resources Group Inc.	305,348	473,232
12,006	NRG Energy Inc.	111,664	411,686
27,417	Primo Water Corp.	365,696	420,851
39,756	TechnipFMC plc†	303,555	542,669
		2,383,964	3,788,287
	Financial Services — 15.2%
11,552	Air Lease Corp.	229,761	454,802
11,435	Amerant Bancorp Inc.	192,099	248,826
20,158	Brightsphere Investment Group Inc.	305,250	475,326
20,403	Enact Holdings Inc.	412,047	466,412
20,438	Equitable Holdings Inc.	407,267	518,921
16,835	FS KKR Capital Corp.	260,561	311,447
5,984	Popular Inc.	325,077	343,541
4,853	SouthState Corp.	261,699	345,825
12,116	Synovus Financial Corp.	365,935	373,536
20,263	Virtu Financial Inc., Cl. A	487,236	382,971
7,115	Voya Financial Inc.	175,043	508,438
		3,421,975	4,430,045
	Food and Beverage — 2.7%
3,800	Lamb Weston Holdings Inc.	113,925	397,176
7,590	Molson Coors Beverage Co., Cl. B	338,934	392,251
		452,859	789,427

	Health Care — 12.1%
23,716	CareTrust REIT Inc.	310,828	464,359
11,180	Embecta Corp.	341,184	314,382
5,566	Enovis Corp.†	407,278	297,725
1,134	Laboratory Corp. of America Holdings	128,116	260,162
22,398	Organon & Co.	693,329	526,801
12,174	Perrigo Co. plc	549,144	436,681
5,108	The Ensign Group Inc.	216,350	488,018
31,720	The Pennant Group Inc.†	605,218	452,962
38,116	Zimvie Inc.†	606,196	275,579
		3,857,643	3,516,669
	Hotels and Gaming — 3.9%
7,992	Gaming and Leisure Properties Inc., REIT	201,072	416,064
10,674	VICI Properties Inc., REIT	205,925	348,186
5,544	Wyndham Hotels & Resorts Inc.	339,591	376,160
		746,588	1,140,410
	Metals and Mining — 1.2%
4,709	Kaiser Aluminum Corp.	222,160	351,433

	Retail — 3.8%
9,778	Bath & Body Works Inc.	420,124	357,679
3,105	Penske Automotive Group Inc.	50,231	440,320
8,957	Victoria’s Secret & Co.†	465,817	305,882
		936,172	1,103,881
	Specialty Chemicals — 2.9%
4,014	Ashland Inc.	18,330	412,278

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments (Continued)—March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
12,466	Valvoline Inc.	$112,272	$435,562
		130,602	847,840

	TOTAL COMMON STOCKS	20,970,539	27,920,331

	WARRANTS — 0.0%
	Financial Services — 0.0%
7,906	Anzu Special Acquisition Corp. I, expire 12/31/27†	6,407	278
7,970	TLG Acquisition One Corp., expire 01/25/28†	5,010	602
		11,417	880

	TOTAL WARRANTS	11,417	880
Shares		Cost	Market Value
	SHORT TERM INVESTMENT — 3.7%
	Other Investment Companies — 3.7%
1,072,530	Fidelity Government Portfolio, Cl. I, 4.720%*	$1,072,530	$1,072,530

	TOTAL INVESTMENTS — 99.7%	$22,054,486	28,993,741

	Other Assets and Liabilities (Net) — 0.3%		88,757

	NET ASSETS — 100.0%		$29,082,498

†	Non-income producing security.

*	1 day yield as of March 31, 2023.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments—March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.7%
	Automotive: Parts and Accessories — 2.5%
28,256	Allison Transmission Holdings Inc.	$1,055,727	$1,278,301
17,883	Autoliv Inc.	1,232,973	1,669,557
		2,288,700	2,947,858
	Broadcasting — 1.3%
8,877	Nexstar Media Group Inc.	831,632	1,532,703

	Building and Construction — 4.5%
26,603	Fortune Brands Innovations Inc.	1,080,943	1,562,394
51,354	KB Home	1,138,818	2,063,404
9,382	Masterbrand Inc.†	62,692	75,431
8,668	Vulcan Materials Co.	845,754	1,487,082
		3,128,207	5,188,311
	Business Services — 5.1%
21,125	Lamar Advertising Co., Cl. A, REIT	1,413,301	2,110,176
18,494	Omnicom Group Inc.	1,457,143	1,744,724
10,250	Ritchie Bros Auctioneers Inc.	591,037	576,973
45,144	STAG Industrial Inc., REIT	1,382,275	1,526,770
		4,843,756	5,958,643
	Computer Software and Services — 2.7%
96,130	Gen Digital Inc.	1,872,986	1,649,591
15,686	TD SYNNEX Corp.	1,331,758	1,518,248
		3,204,744	3,167,839
	Consumer Products — 4.1%
23,816	Brunswick Corp.	1,189,031	1,952,912
14,854	Columbia Sportswear Co.	1,111,678	1,340,425
27,034	Hasbro Inc.	1,552,130	1,451,455
		3,852,839	4,744,792
	Consumer Services — 1.4%
24,099	Equity LifeStyle Properties Inc., REIT	899,982	1,617,766

	Containers and Packaging — 0.7%
187,639	Ardagh Metal Packaging SA	846,611	765,567

	Diversified Industrial — 8.6%
16,794	Cabot Corp.	1,143,824	1,287,092
18,914	Crane Holdings Co.	1,888,705	2,146,739
15,999	ITT Inc.	609,357	1,380,714
32,562	Jabil Inc.	1,694,098	2,870,666
54,143	nVent Electric plc	1,257,447	2,324,900
		6,593,431	10,010,111
	Electronics — 4.6%
6,953	Agilent Technologies Inc.	272,869	961,878
12,919	Dolby Laboratories Inc., Cl. A	633,360	1,103,541
16,886	Skyworks Solutions Inc.	1,638,858	1,992,210
8,010	WESCO International Inc.	1,190,044	1,237,866
		3,735,131	5,295,495
	Energy and Utilities — 14.6%
21,304	Black Hills Corp.	1,234,740	1,344,282
49,410	ChampionX Corp.	1,097,593	1,340,493
17,660	Chesapeake Energy Corp.	901,709	1,342,866
12,142	Diamondback Energy Inc.	604,519	1,641,234
23,742	Evergy Inc.	1,220,186	1,451,111
43,592	Exelon Corp.	1,880,842	1,826,069
64,168	MDU Resources Group Inc.	1,653,010	1,955,841
Shares		Cost	Market Value

42,973	NRG Energy Inc.	$921,880	$1,473,544
23,110	OGE Energy Corp.	466,765	870,323
4,875	Pioneer Natural Resources Co.	253,882	995,670
41,673	UGI Corp.	1,330,673	1,448,554
9,023	Valero Energy Corp.	314,546	1,259,611
		11,880,345	16,949,598
	Equipment and Supplies — 1.2%
16,568	The Timken Co.	998,694	1,353,937

	Financial Services — 15.3%
41,571	Air Lease Corp.	935,889	1,636,650
3,570	Ameriprise Financial Inc.	303,444	1,094,205
3,625	Arthur J. Gallagher & Co.	124,832	693,499
46,749	Columbia Banking System Inc.	1,309,651	1,001,364
22,167	Comerica Inc.	1,166,815	962,491
14,942	Discover Financial Services	657,921	1,476,867
62,132	Equitable Holdings Inc.	1,229,746	1,577,532
21,896	Popular Inc.	1,191,820	1,257,049
21,896	Prosperity Bancshares Inc.	1,382,357	1,347,042
6,361	Reinsurance Group of America Inc.	557,876	844,486
18,715	SouthState Corp.	1,032,979	1,333,631
42,992	Synovus Financial Corp.	1,419,558	1,325,443
75,884	Virtu Financial Inc., Cl. A	1,677,821	1,434,208
24,113	Voya Financial Inc.	869,598	1,723,115
		13,860,307	17,707,582
	Food and Beverage — 3.9%
31,225	Conagra Brands Inc.	837,172	1,172,811
14,607	Lamb Weston Holdings Inc.	384,366	1,526,724
34,764	Molson Coors Beverage Co., Cl. B	1,586,409	1,796,603
		2,807,947	4,496,138
	Health Care — 8.4%
3,181	Chemed Corp.	1,276,646	1,710,583
20,912	Embecta Corp.	652,557	588,045
23,387	Encompass Health Corp.	1,157,752	1,265,237
49,316	Organon & Co.	1,491,128	1,159,912
46,600	Perrigo Co. plc	2,085,662	1,671,542
21,868	The Ensign Group Inc.	1,781,034	2,089,269
10,059	Universal Health Services Inc., Cl. B	1,159,844	1,278,499
		9,604,623	9,763,087
	Hotels and Gaming — 3.6%
8,065	Marriott Vacations Worldwide Corp.	516,211	1,087,646
59,174	VICI Properties Inc., REIT	1,136,136	1,930,256
17,014	Wyndham Hotels & Resorts Inc.	760,475	1,154,400
		2,412,822	4,172,302
	Machinery — 3.3%
34,063	BWX Technologies Inc.	1,627,228	2,147,331
19,676	Oshkosh Corp.	1,488,417	1,636,650
		3,115,645	3,783,981
	Metals and Mining — 1.6%
12,724	Franco-Nevada Corp.	1,066,154	1,855,159

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued)—March 31, 2023 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate — 0.6%
30,773	Highwoods Properties Inc., REIT	$1,209,673	$713,626

	Retail — 5.4%
39,302	Bath & Body Works Inc.	2,039,237	1,437,667
82,105	Brixmor Property Group Inc., REIT	1,200,792	1,766,900
20,113	PVH Corp.	1,648,764	1,793,275
35,352	Victoria’s Secret & Co.†	2,084,714	1,207,271
		6,973,507	6,205,113
	Specialty Chemicals — 5.3%
10,350	Ashland Inc.	774,702	1,063,049
11,909	FMC Corp.	525,821	1,454,446
31,752	Olin Corp.	391,817	1,762,236
11,380	RPM International Inc.	441,992	992,791
26,628	Valvoline Inc.	301,660	930,382
		2,435,992	6,202,904

	TOTAL COMMON STOCKS	86,590,742	114,432,512

Shares		Cost	Market Value
	SHORT TERM INVESTMENT — 1.2%
	Other Investment Companies — 1.2%
1,380,762	Fidelity Government Portfolio, Cl. I, 4.720%*	$1,380,762	$1,380,762

	TOTAL INVESTMENTS — 99.9%	$87,971,504	115,813,274

	Other Assets and Liabilities (Net) — 0.1%		71,794

	NET ASSETS — 100.0%		$115,885,068

*	1 day yield as of March 31, 2023.

†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Assets:
Investments, at value (Cost $249,829,817, $22,054,486, and 87,971,504, respectively)	$298,582,827	$28,993,741	$115,813,274
Cash	—	8	—
Receivable for Fund shares sold	898,933	—	241
Receivable for investments sold	—	214,024	—
Receivable from Adviser	106,282	19,599	40,169
Dividends and interest receivable	404,482	41,512	177,848
Prepaid expenses	71,406	18,941	35,053
Total Assets	300,063,930	29,287,825	116,066,585
Liabilities:
Payable for Fund shares redeemed	193,408	123,278	11,630
Payable for investment advisory fees	308,519	33,893	107,927
Payable for distribution fees	37,042	2,365	2,704
Payable for accounting fees	3,147	1,496	279
Payable for legal and audit fees	37,936	20,123	23,846
Payable for shareholder communications expenses	76,868	17,597	23,368
Payable for shareholder services fees	41,214	4,666	9,046
Payable for chief compliance officer compensation	5,030	682	1,666
Other accrued expenses	4,850	1,227	1,051
Total Liabilities	708,014	205,327	181,517
Net Assets	$299,355,916	$29,082,498	$115,885,068
Net Assets Consist of:
Paid-in capital	$245,039,977	$21,010,768	$86,373,168
Total distributable earnings	54,315,939	8,071,730	29,511,900
Net Assets	$299,355,916	$29,082,498	$115,885,068
Shares of Capital Stock, each at $0.0001 par value:
Class A:
Net assets	$172,112,936	$11,143,195	$12,560,036
Capital Shares outstanding	11,244,236	1,353,631	483,787
Net Asset Value and redemption price per share (500,000,000 shares authorized)	$15.31	$8.23	$25.96
Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$16.03	$8.62	$27.18
Class I:
Net assets	$127,242,980	$17,939,303	$103,325,032
Capital Shares outstanding	8,308,537	2,099,824	3,989,794
Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$15.31	$8.54	$25.90

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $17,422, $2,668, and $11,582, respectively)	$3,872,982	$371,260	$1,504,760
Interest	135,472	14,496	57,012
Total Investment Income	4,008,454	385,756	1,561,772
Expenses:
Investment advisory fees	1,577,222	154,357	539,915
Distribution fees - Class A	224,610	14,335	16,757
Accounting fees	39,431	3,859	14,998
Custodian fees	11,528	3,252	5,025
Legal and audit fees	41,505	15,368	21,653
Chief compliance officer compensation	30,383	3,171	11,324
Registration expenses	20,981	17,483	18,045
Shareholder communications expenses	38,069	10,414	13,677
Shareholder services fees	142,445	17,211	41,376
Directors’ fees	51,997	5,438	19,354
Interest expense	—	266	—
Miscellaneous expenses	14,560	5,658	8,408
Total Expenses	2,192,731	250,812	710,532
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(327,810)	(60,244)	(123,865)
Net Expenses	1,864,921	190,568	586,667
Net Investment Income	2,143,533	195,188	975,105
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	10,545,009	1,329,187	2,229,126
Net change in unrealized appreciation/depreciation:
on investments	27,374,952	3,313,256	11,918,436
Net Realized and Unrealized Gain on Investments	37,919,961	4,642,443	14,147,562
Net Increase in Net Assets Resulting from Operations	$40,063,494	$4,837,631	$15,122,667

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022

Operations:
Net investment income	$2,143,533	$5,560,141	$195,188	$313,249	$975,105	$1,883,061
Net realized gain on investments	10,545,009	33,904,736	1,329,187	4,998,332	2,229,126	8,613,559
Net change in unrealized appreciation/ depreciation on investments	27,374,952	(78,437,614)	3,313,256	(11,984,655)	11,918,436	(20,974,613)
Net Increase/(Decrease) in Net Assets Resulting from Operations	40,063,494	(38,972,737)	4,837,631	(6,673,074)	15,122,667	(10,477,993)
Distributions to Shareholders:
Accumulated earnings
Class A	(21,750,431)	(24,859,390)	(1,477,891)	(3,449,755)	(477,170)	(176,883)
Class I	(16,799,913)	(20,594,995)	(2,575,791)	(7,203,314)	(3,990,302)	(1,857,451)
Total Distributions to Shareholders.	(38,550,344)	(45,454,385)	(4,053,682)	(10,653,069)	(4,467,472)	(2,034,334)

Capital Share Transactions:
Proceeds from shares issued
Class A	2,246,205	5,219,993	111,503	116,123	534,199	196,572
Class I	5,029,026	8,366,286	229,408	683,743	2,101,569	4,097,441
	7,275,231	13,586,279	340,911	799,866	2,635,768	4,294,013
Proceeds from reinvestment of distributions
Class A	20,934,391	23,874,106	1,466,428	3,409,566	418,125	155,577
Class I	16,630,759	20,375,835	2,567,671	7,174,338	3,977,543	1,853,609
	37,565,150	44,249,941	4,034,099	10,583,904	4,395,668	2,009,186
Cost of shares redeemed
Class A	(14,317,852)	(28,259,616)	(1,076,148)	(2,191,989)	(2,399,042)	(1,354,147)
Class I	(19,769,051)	(34,422,664)	(4,702,550)	(9,207,422)	(8,919,476)	(14,755,292)
	(34,086,903)	(62,682,280)	(5,778,698)	(11,399,411)	(11,318,518)	(16,109,439)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	10,753,478	(4,846,060)	(1,403,688)	(15,641)	(4,287,082)	(9,806,240)
Net Increase/(Decrease) in Net Assets	12,266,628	(89,273,182)	(619,739)	(17,341,784)	6,368,113	(22,318,567)
Net Assets:

Beginning of year	287,089,288	376,362,470	29,702,237	47,044,021	109,516,955	131,835,522
End of period	$299,355,916	$287,089,288	$29,082,498	$29,702,237	$115,885,068	$109,516,955

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March		Year Ended September 30,
Small Cap Dividend Value Fund	31, 2023 (Unaudited)		2022	2021	2020	2019	2018
Class A
Net Asset Value, Beginning of Year	$15.32		$19.71	$12.84	$15.86	$18.91	$19.27
Income from Investment Operations:
Net Investment Income(a)	0.10		0.27	0.18	0.21	0.32	0.26
Net Realized and Unrealized Gain/(Loss) on Investments	2.00		(2.27)	6.90	(2.97)	(1.44)	0.76
Total from Investment Operations	2.10		(2.00)	7.08	(2.76)	(1.12)	1.02

Distributions:
Net Investment Income	(0.17)		(0.29)	(0.21)	(0.26)	(0.30)	(0.25)
Net Realized Gain on Investments	(1.94)		(2.10)	—	—	(0.60)	(1.13)
Return of Capital	—		—	—	—	(1.03)	—
Total Distributions	(2.11)		(2.39)	(0.21)	(0.26)	(1.93)	(1.38)
Net Asset Value, End of Period	$15.31		$15.32	$19.71	$12.84	$15.86	$18.91
Total Return †	13.87%		(12.13)%	55.27%	(17.35)%	(5.67)%	5.44%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$172,113		$162,428	$208,680	$157,732	$254,329	$13,836
Net Investment Income	1.24	%(b)	1.46%	0.98%	1.49%	2.04%	1.34%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.29	%(b)	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.50	%(b)	1.48%	1.47%	1.52%	1.45%	1.50%
Portfolio Turnover Rate	11%		28%	26%	21%	71%	24%
Class I
Net Asset Value, Beginning of Year	$15.31		$19.75	$12.87	$15.89	$18.94	$19.30
Income from Investment Operations:
Net Investment Income(a)	0.13		0.31	0.23	0.25	0.35	0.31
Net Realized and Unrealized Gain/(Loss) on Investments	1.99		(2.27)	6.91	(2.97)	(1.43)	0.76
Total from Investment Operations	2.12		(1.96)	7.14	(2.72)	(1.08)	1.07
Distributions:
Net Investment Income	(0.18)		(0.38)	(0.26)	(0.30)	(0.34)	(0.30)
Net Realized Gain on Investments	(1.94)		(2.10)	—	—	(0.60)	(1.13)
Return of Capital	—		—	—	—	(1.03)	—
Total Distributions	(2.12)		(2.48)	(0.26)	(0.30)	(1.97)	(1.43)
Net Asset Value, End of Period	$15.31		$15.31	$19.75	$12.87	$15.89	$18.94
Total Return †	14.01%		(11.97)%	55.60%	(17.08)%	(5.42)%	5.71%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$127,243		$124,661	$167,682	$115,528	$184,944	$76,705
Net Investment Income	1.51	%(b)	1.70%	1.22%	1.75%	2.17%	1.59%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.04	%(b)	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.25	%(b)	1.23%	1.22%	1.27%	1.23%	1.25%
Portfolio Turnover Rate	11%		28%	26%	21%	71%	24%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March		Year Ended September 30,
Small-Mid Cap Value Fund	31, 2023 (Unaudited)		2022	2021	2020	2019	2018
Class A
Net Asset Value, Beginning of Year	$8.15		$12.97	$8.84	$12.38	$14.55	$14.92
Income from Investment Operations:
Net Investment Income(a)	0.05		0.07	0.07	0.04	0.06	0.04
Net Realized and Unrealized Gain/(Loss) on Investments	1.24		(1.80)	4.64	(1.40)	(0.76)	1.18
Total from Investment Operations	1.29		(1.73)	4.71	(1.36)	(0.70)	1.22

Distributions:
Net Investment Income	(0.07)		(0.06)	(0.03)	(0.07)	(0.03)	(0.08)
Net Realized Gain on Investments	(1.14)		(3.03)	(0.55)	(2.11)	(1.44)	(1.51)
Total Distributions	(1.21)		(3.09)	(0.58)	(2.18)	(1.47)	(1.59)
Net Asset Value, End of Period	$8.23		$8.15	$12.97	$8.84	$12.38	$14.55
Total Return †	16.53%		(18.80)%	54.70%	(14.91)%	(4.11)%	8.67%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$11,143		$10,407	$14,943	$11,515	$23,125	$43,302
Net Investment Income	1.09	%(b)	0.63%	0.59%	0.43%	0.48%	0.25%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.39	%(b)	1.39%	1.39%	1.39%	1.40%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.78	%(b)	1.69%	1.63%	1.68%	1.53%	1.47%
Portfolio Turnover Rate	8%		33%	37%	21%	26%	27%
Class I
Net Asset Value, Beginning of Year	$8.47		$13.37	$9.10	$12.69	$14.88	$15.20
Income from Investment Operations:
Net Investment Income(a)	0.06		0.09	0.10	0.07	0.09	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	1.29		(1.86)	4.78	(1.44)	(0.77)	1.22
Total from Investment Operations	1.35		(1.77)	4.88	(1.37)	(0.68)	1.29

Distributions:
Net Investment Income	(0.10)		(0.10)	(0.06)	(0.11)	(0.07)	(0.10)
Net Realized Gain on Investments	(1.18)		(3.03)	(0.55)	(2.11)	(1.44)	(1.51)
Total Distributions	(1.28)		(3.13)	(0.61)	(2.22)	(1.51)	(1.61)
Net Asset Value, End of Period	$8.54		$8.47	$13.37	$9.10	$12.69	$14.88
Total Return †	16.68%		(18.61)%	55.08%	(14.69)%	(3.87)%	9.00%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$17,939		$19,295	$32,101	$25,555	$43,060	$122,408
Net Investment Income	1.37	%(b)	0.87%	0.83%	0.68%	0.71%	0.50%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.14	%(b)	1.14%	1.14%	1.14%	1.15%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.53	%(b)	1.44%	1.38%	1.43%	1.28%	1.22%
Portfolio Turnover Rate	8%		33%	37%	21%	26%	27%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March		Year Ended September 30,
Mid Cap Dividend Value Fund	31, 2023 (Unaudited)		2022	2021	2020	2019		2018
Class A
Net Asset Value, Beginning of Year	$23.68		$26.40	$19.10	$22.60	$23.94		$21.85
Income from Investment Operations:
Net Investment Income(a)	0.18		0.34	0.18	0.26	0.29		0.19
Net Realized and Unrealized Gain/(Loss) on Investments	3.06		(2.73)	7.35	(3.26)	(0.67)		2.09
Total from Investment Operations	3.24		(2.39)	7.53	(3.00)	(0.38)		2.28

Distributions:
Net Investment Income	(0.21)		(0.33)	(0.23)	(0.31)	(0.32)		(0.19)
Net Realized Gain on Investments	(0.75)		—	—	(0.18)	(0.64)		—
Return of Capital	—		—	—	(0.01)	—		—
Total Distributions	(0.96)		(0.33)	(0.23)	(0.50)	(0.96)		(0.19)
Net Asset Value, End of Period	$25.96		$23.68	$26.40	$19.10	$22.60		$23.94
Total Return †	13.79%		(9.17)%	39.48%	(13.38)%	(1.45)%		10.47%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$12,560		$12,752	$15,163	$12,611	$18,260		$31,987
Net Investment Income	1.39	%(b)	1.23%	0.73%	1.25%	1.31%		0.84%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	1.20	%(b)	1.20%	1.20%	1.20%	1.21	%(c)	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.41	%(b)	1.40%	1.38%	1.40%	1.38%		1.47%
Portfolio Turnover Rate	9%		14%	21%	22%	22%		19%
Class I
Net Asset Value, Beginning of Year	$23.62		$26.39	$19.09	$22.59	$23.94		$21.84
Income from Investment Operations:
Net Investment Income(a)	0.22		0.40	0.25	0.31	0.35		0.25
Net Realized and Unrealized Gain/(Loss) on Investments	3.06		(2.72)	7.34	(3.26)	(0.69)		2.09
Total from Investment Operations	3.28		(2.32)	7.59	(2.95)	(0.34)		2.34
Distributions:
Net Investment Income	(0.25)		(0.45)	(0.29)	(0.36)	(0.37)		(0.24)
Net Realized Gain on Investments	(0.75)		—	—	(0.18)	(0.64)		—
Return of Capital	—		—	—	(0.01)	—		—
Total Distributions	(1.00)		(0.45)	(0.29)	(0.55)	(1.01)		(0.24)
Net Asset Value, End of Period	$25.90		$23.62	$26.39	$19.09	$22.59		$23.94
Total Return †	13.96%		(8.96)%	39.84%	(13.15)%	(1.24)%		10.78%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$103,325		$96,765	$116,673	$101,482	$157,557		$124,114
Net Investment Income	1.65	%(b)	1.48%	0.98%	1.51%	1.57%		1.09%
Operating Expenses Net of Waivers/Credits/Reimbursements/Reductions	0.95	%(b)	0.95%	0.95%	0.95%	0.96	%(c)	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/Reductions	1.16	%(b)	1.15%	1.13%	1.15%	1.13%		1.22%
Portfolio Turnover Rate	9%		14%	21%	22%	22%		19%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Annualized.

(c)	The Fund incurred tax expense during the year ended September 30, 2019. If the tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.20% (Class A) and 0.95% (Class I), respectively.

See accompanying notes to financial statements.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited)

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. The Corporation consists of three series, KEELEY Small Cap Dividend Value Fund (Small Cap Dividend Value Fund), KEELEY Small-Mid Cap Value Fund (Small-Mid Cap Value Fund), and KEELEY Mid Cap Dividend Value Fund (Mid Cap Dividend Value Fund) (each a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I.

The investment objectives of each Fund are as follows:

●	Small Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	Small-Mid Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●	Mid Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Keeley-Teton Advisors, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case the security will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities for which quotations are not readily available are valued by the Funds’ investment adviser, Keeley-Teton Advisors, LLC, at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2023 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/23
SMALL CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$294,459,796	—	—	$294,459,796
Short Term Investment	4,123,031	—	—	4,123,031
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$298,582,827	—	—	$298,582,827

SMALL-MID CAP VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$27,920,331	—	—	$27,920,331
Warrants (a)	880	—	—	880
Short Term Investment	1,072,530	—	—	1,072,530
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$28,993,741	—	—	$28,993,741

MID CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$114,432,512	—	—	$114,432,512
Short Term Investment	1,380,762	—	—	1,380,762
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$115,813,274	—	—	$115,813,274

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2023 or September 30, 2022 by Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, or Mid Cap Dividend Value Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Funds’ expenses. During the six months ended March 31, 2023, Small Cap Dividend Value Fund’s, the Small-Mid Cap Value Fund’s, and Mid Cap Dividend Value Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. Upon notification from issuers, distributions received from a REIT may be redesignated as a reduction of cost of investments and/or realized gain.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the utilization of tax equalizations and reversal of prior year Real Estate Investment Trust adjustments. These reclassifications, presented in the table below, have no impact on the NAVs of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2022 was as follows:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
Ordinary income (inclusive of short term capital gains except for the Mid Cap
Dividend Value Fund)	$6,322,537	$1,827,830		$2,034,284
Net long term capital gains	39,131,848	9,554,093		50
Total distributions paid	$45,454,385	$11,381,923	*	$2,034,334

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2023:

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Aggregate cost of investments	$251,611,331	$22,374,710	$88,373,437
Gross unrealized appreciation	$67,673,321	$8,590,011	$31,986,283
Gross unrealized depreciation	(20,701,825)	(1,970,980)	(4,546,446)
Net unrealized appreciation	$46,971,496	$6,619,031	$27,439,837

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2023, the Funds did not incur any income tax, interest, or penalties. As of March 31, 2023, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Dividend Value Fund and Small-Mid Cap Value Fund each pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets. Mid Cap Dividend Value Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2024 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of a Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

	Class A	Class I
Small Cap Dividend Value Fund	1.29%	1.04%
Small-Mid Cap Value Fund	1.39%	1.14%
Mid Cap Dividend Value Fund	1.20%	0.95%

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement for the six months ended March 31, 2023. The table below indicates the amount of fees available for recoupment by the Adviser in future periods:

As of March 31, 2023, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2020, expiring September 30, 2023	For the year ended September 30, 2021, expiring September 30, 2024	For the year ended September 30, 2022, expiring September 30, 2025	For the six months ended March 31, 2023, expiring September 30, 2026	Total
Small Cap Dividend Value Fund	$773,620	$668,481	$676,027	$327,810	$2,445,938
Small-Mid Cap Value Fund	142,211	109,462	120,296	60,244	432,213
Mid Cap Dividend Value Fund	297,386	236,330	252,425	123,865	910,006

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Keeley-Teton to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. Keeley-Teton, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A Shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A Shares by G.distributors, LLC (the Distributor), an affiliate of the Adviser, with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the six months ended March 31, 2023, Small Cap Dividend Value Fund – Class A expensed $224,610 in distribution fees, of which $2,114 was paid to the Distributor; Small-Mid Cap Value Fund – Class A expensed $14,335 in distribution fees, of which $334 was paid to the Distributor; and Mid-Cap Dividend Value Fund – Class A expensed $16,757 in distribution fees, of which $1,121 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the six months ended March 31, 2023, the Adviser received $142,445, $17,211, and $41,376 from Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2023, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Small Cap Dividend Value Fund	$33,142,492	$56,279,142
Small-Mid Cap Value Fund	2,393,711	7,737,436
Mid Cap Dividend Value Fund	11,012,488	16,271,223

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2023, the Distributor retained a total of $3,569 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2023, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund accrued $39,431, $3,859, and $14,998, respectively, in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

As per the approval of the Board, the Funds are allocated a portion of the Chief Compliance Officer's compensation cost. For the six months ended March 31, 2023, the Funds paid or accrued $44,878 in chief compliance officer compensation in the Statements of Operations.

The Adviser has an administration agreement for each of the Funds with Gabelli Funds, LLC, which has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Funds participate in an unsecured line of credit, which expires on February 28, 2024 and may be renewed annually, of up to $75,000,000 under which they may each borrow up to 10% of their net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statements of Operations. At March 31, 2023, there were no borrowings outstanding under the line of credit.

During the six months ended March 31, 2023, the Small-Mid Cap Dividend Value Fund borrowed $617,000 for three days at a weighted average interest rate of 5.21%. During the six months ended March 31, 2023, the Mid Cap Dividend Value Fund and The Small Cap Dividend Value Fund did not borrow under the line of credit.

8. Significant Shareholder. As of March 31, 2023, 9.4%, 10.9%, and 39.1% of Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively, were beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.

Transactions in shares of capital stock were as follows:

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Class A
Shares sold	135,709	280,385	13,156	11,434	19,640	7,118
Shares issued upon reinvestment of distributions	1,372,438	1,284,071	187,044	322,265	16,372	5,987
Shares redeemed	(869,205)	(1,547,403)	(123,014)	(209,366)	(90,696)	(48,985)
Net increase/(decrease) in Class A Shares	638,942	17,053	77,186	124,333	(54,684)	(35,880)

Class I
Shares sold	308,268	445,812	26,325	59,057	78,359	150,324
Shares issued upon reinvestment of distributions	1,089,590	1,096,382	315,827	653,401	156,124	70,435
Shares redeemed	(1,229,526)	(1,894,185)	(519,056)	(836,791)	(340,724)	(546,072)
Net increase/(decrease) in Class I Shares	168,332	(351,991)	(176,904)	(124,333)	(106,241)	(325,313)

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Keeley Funds and Your Personal Privacy

Protecting your personal information is an important priority for us. The Funds’ privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

●	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income, and date of birth.

●	Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information, and other financial information.

The Funds restrict access to your nonpublic information by maintaining physical, electronic, and procedural safeguards.

The Funds do not disclose any nonpublic information about their current or former customers to nonaffiliated third parties, except as permitted by law. G.distributors, LLC. is the Distributor and Keeley-Teton Advisors, LLC. is the Investment Adviser for the Keeley Funds and are both affiliates of the Keeley Funds. We may share your nonpublic information with affiliates who require such information to provide products or services to you. You may request that we not share your nonpublic information with our affiliates for use by them in marketing products or services to you by calling us toll-free at 1-800-422-3554. We will honor your choice until you tell us otherwise. If you have a joint account, your instruction will be applied to all account holders on that account.

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

141 West Jackson Blvd., Suite 2150

Chicago, Illinois 60604

General and Account Information:

800-422-3554

fax: 312-786-5003

website: keeleyfunds.com

e-mail: info@keeleyteton.com

Board of Directors

LAURA D. ALTER	NICHOLAS F. GALLUCCIO*	SEAN LOWRY
Former Managing Director and	Co-Chairman, President, and	Former Executive Vice President,
Senior Partner of Fixed Income,	Chief Executive Officer	Pacor Mortgage Corp.
Harris Investments	Teton Advisors, Inc.

ANTHONY S. COLAVITA	KEVIN M. KEELEY*	MICHAEL J. MELARKEY
Attorney, Anthony S. Colavita, P.C.	Co-Chairman, Executive Chairman,	Of Counsel,
	and President	McDonald Carano Wilson LLP
Keeley -Teton Advisors, LLC
President, Keeley Funds, Inc.

JAMES P. CONN	JEROME J. KLINGENBERGER	KUNI NAKAMURA
Former Managing Director and	Executive Vice President and	President of Advanced Polymer, Inc.
Chief Investment Officer, Financial	Chief Financial Officer
Security Assurance Holdings Ltd.	Grayhill, Inc.

*Interested Directors
Officers

KEVIN M. KEELEY	JOHN C. BALL	PETER GOLDSTEIN
President	Treasurer	Secretary

RICHARD J. WALZ	THOMAS E. BROWNE Jr.
Chief Compliance Officer	Vice President

Investment Adviser	Distributor
Keeley-Teton Advisors, LLC	G.distributors, LLC
Custodian	Legal Counsel
State Street Bank and Trust Company	Paul Hastings LLP

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ123SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Funds, Inc.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	June 2, 2023

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 2, 2023

* Print the name and title of each signing officer under his or her signature.